UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03131

                     AllianceBernstein Technology Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2004

                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
October 31, 2004  (unaudited)

Company                                                                                    Shares      U.S. $ Value
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-97.6%

Technology-90.2%
Communication Equipment-18.0%
Alcatel, SA (France)(a)                                                                 1,004,600   $    14,725,220
Cisco Systems, Inc.(a)                                                                  5,147,650        98,886,356
Corning, Inc.(a)                                                                        6,268,000        71,768,600
Juniper Networks, Inc.(a)*                                                              3,606,000        95,955,660
Motorola, Inc.                                                                          3,002,100        51,816,246
QUALCOMM, Inc.                                                                          3,216,900       134,498,589
                                                                                                    ---------------
                                                                                                        467,650,671
                                                                                                    ---------------

Computer Hardware/Storage-8.0%
Dell, Inc.(a)*                                                                          3,498,250       122,648,645
EMC Corp.(a)                                                                            4,676,934        60,192,141
Western Digital Corp.(a)                                                                3,067,700        25,553,941
                                                                                                    ---------------
                                                                                                        208,394,727
                                                                                                    ---------------

Computer Peripherals-1.6%
Network Appliance, Inc.(a)*                                                             1,739,800        42,572,906
                                                                                                    ---------------

Computer Services-9.9%
Accenture Ltd. Cl.A (Bermuda)(a)                                                        1,499,800        36,310,158
Alliance Data Systems Corp.(a)                                                            155,500         6,574,540
BearingPoint, Inc.(a)*                                                                  1,374,249        11,955,966
Cogent, Inc.(a)*                                                                          319,500         6,113,313
Computer Sciences Corp.(a)*                                                               805,450        40,006,702
First Data Corp.                                                                        1,452,400        59,955,072
Fiserv, Inc.(a)*                                                                          765,150        27,193,431
Infosys Technologies, Ltd. (ADR) (India)*                                               1,037,200        68,973,800
                                                                                                    ---------------
                                                                                                        257,082,982
                                                                                                    ---------------

Computer Software-19.6%
Electronic Arts, Inc.(a)*                                                                 859,100        38,590,772
McAfee, Inc.(a)                                                                           715,290        17,310,018
Mercury Interactive Corp.(a)*                                                             669,600        29,080,728
Microsoft Corp.                                                                         3,655,200       102,309,048
NAVTEQ(a)*                                                                                680,000        27,410,800
Oracle Corp.(a)                                                                         7,790,500        98,627,730
SAP AG (ADR) (Germany)*                                                                 2,183,900        93,143,335
Symantec Corp.(a)*                                                                      1,412,200        80,410,668
TIBCO Software, Inc.(a)*                                                                2,231,700        21,692,124
                                                                                                    ---------------
                                                                                                        508,575,223
                                                                                                    ---------------

Contract Manufacturing-2.9%
Flextronics International, Ltd. (Singapore)(a)*                                         2,806,650        33,820,133
Hon Hai Precision Industry Co., Ltd. Citigroup Global Markets
warrants, expiring 01/17/07 (Taiwan)(a)(b)                                             11,064,117        40,715,950
                                                                                                    ---------------
                                                                                                         74,536,083
                                                                                                    ---------------

Electronic Components-1.5%
LG Philips LCD Co., Ltd. (ADR) (South Korea)(a)*                                        1,709,200        23,159,660
SINA Corp. (ADR) (China)(a)*                                                              454,900        15,239,150
                                                                                                    ---------------
                                                                                                         38,398,810
                                                                                                    ---------------

Internet-8.1%
eBay, Inc.(a)*                                                                            870,400        84,959,744
Yahoo!, Inc.(a)*                                                                        3,449,300       124,830,167
                                                                                                    ---------------
                                                                                                        209,789,911
                                                                                                    ---------------

Company                                                                                    Shares      U.S. $ Value
-------------------------------------------------------------------------------------------------------------------
Semi-Conductor Capital Equipment-2.9%
Applied Materials, Inc.(a)                                                              1,501,900   $    24,180,590
ASML Holding N.V. (The Netherlands)(a)                                                    969,200        13,842,848
KLA-Tencor Corp.(a)*                                                                      488,550        22,243,681
Lam Research Corp.(a)                                                                     611,900        15,927,757
                                                                                                    ---------------
                                                                                                         76,194,876
                                                                                                    ---------------

Semi-Conductor Components-15.7%
Altera Corp.(a)*                                                                        1,648,050        37,460,176
Broadcom Corp. Cl.A(a)*                                                                   972,200        26,298,010
Intel Corp.                                                                             4,745,600       105,637,056
Linear Technology Corp.                                                                 1,044,200        39,554,296
Marvell Technology Group, Ltd. (Bermuda)(a)*                                            2,729,600        77,984,672
Maxim Integrated Products, Inc.                                                           564,950        24,852,151
Novatek Microelectronics Corp., Ltd. UBS warrants, expiring 4/13/05 (Taiwan)(a)           504,000         1,229,760
Samsung Electronics Co., Ltd. (GDR) (South Korea)(b)                                      288,853        56,615,188
Taiwan Semiconductor Manufacturing Co., Ltd. ABN Amro Bank
warrants, expiring 01/14/05 (Taiwan)(a)(b)                                             29,673,522        38,872,314
                                                                                                    ---------------
                                                                                                        408,503,623
                                                                                                    ---------------

Miscellaneous-2.0%
Hoya Corp. (Japan)                                                                        503,600        51,722,013
                                                                                                    ---------------
                                                                                                      2,343,421,825
                                                                                                    ---------------

Consumer Services-6.9%
Broadcasting & Cable-3.4%
The News Corp., Ltd., pfd. (ADR)(Australia)*                                            1,213,200        38,143,008
Time Warner, Inc.(a)*                                                                   2,973,100        49,472,384
                                                                                                    ---------------
                                                                                                         87,615,392
                                                                                                    ---------------

Cellular Communications-3.5%
Nextel Communications, Inc. Cl.A(a)                                                     1,485,300        39,345,597
Vodafone Group Plc (ADR) (United Kingdom)*                                              2,026,273        52,257,581
                                                                                                    ---------------
                                                                                                         91,603,178
                                                                                                    ---------------

Entertainment & Leisure-0.0%
DreamWorks Animation SKG, Inc. Cl.A(a)                                                     23,700           925,485
                                                                                                    ---------------
                                                                                                        180,144,055
                                                                                                    ---------------

Capital Goods-0.5%
Miscellaneous-0.5%
Nitto Denko Corp. (Japan)                                                                 281,700        13,367,747
                                                                                                    ---------------

Total Common Stocks & Other Investments
(cost $2,036,103,372)                                                                                 2,536,933,627
                                                                                                    ---------------

                                                                                        Principal
                                                                                           Amount
                                                                                            (000)      U.S. $ Value
SHORT-TERM INVESTMENT-4.1%
Time Deposit-4.1%
State Street Euro Dollar
1.10%, 11/01/04
(cost $105,998,000)                                                                       105,998       105,998,000
                                                                                                    ---------------

Total Investments Before Security Lending
Collateral-101.7%
(cost $2,142,101,372)                                                                                 2,642,931,627
                                                                                                    ---------------


Company                                                                                    Shares      U.S. $ Value
-------------------------------------------------------------------------------------------------------------------
                                                                                        Shares or
                                                                                        Principal
                                                                                           Amount
                                                                                            (000)      U.S. $ Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-29.0%
Short-Term Investments
Aspen 1.85%, 11/01/04                                                                       8,000   $     7,998,767
Banc America 1.79%, 12/03/04                                                               20,000        20,001,131
Bellsouth 1.80%, 11/05/04                                                                 119,556       119,408,622
Bradford 1.94%-2.08%, 12/29/04-01/18/05                                                    65,000        64,684,912
Concord 1.80%, 11/08/04                                                                    30,111        30,064,328
Crestar Financial Corp. 1.65%, 11/15/04                                                     2,000         2,071,918
Deutsche Bank 1.22%, 11/26/04                                                              25,000        25,000,000
Federal Home Loan Bank 1.27%-1.44%, 03/08/05-04/26/05                                      45,000        45,000,000
Federal Home Loan Mortgage, Corp. 1.825%, 9/09/05                                          25,000        25,000,000
Federal National Mortgage Assoc. 1.94%, 12/29/04                                           66,569        66,250,550
Goldman Sachs 1.85%                                                                        50,000        50,000,000
Gotham Funding 1.90%-1.91%, 11/02/04-11/15/04                                              46,945        46,915,451
Morgan Stanley 1.89%,12/06/04-4/19/05                                                      70,000        70,000,000
Sigma Finance 1.22%, 12/03/04                                                              45,000        45,000,000
UBS 1.84%, 11/01/04                                                                       120,000       119,981,600
Wells Fargo 1.98%, 03/24/05                                                                 9,000         9,028,690
                                                                                                    ---------------
                                                                                                        746,405,969
                                                                                                    ---------------
UBS Private Money Market Fund, LLC. 1.70%                                               6,706,269         6,706,269
                                                                                                    ---------------

Total Investment of Cash Collateral for Securities Loaned
(cost $753,112,238)                                                                                     753,112,238
                                                                                                    ---------------

Total Investments-130.7%
(cost $2,895,213,610)                                                                                 3,396,043,865
Other assets less liabilities-(30.7%)                                                                  (797,779,564)
                                                                                                    ---------------
Net Assets-100%                                                                                     $ 2,598,264,301
                                                                                                    ---------------

*     Represents entire or partial securities out on loan

(a)   Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate market value of these securities amounted to $136,203,452 or 5.24% of net assets.

      Glossary of Terms:

      ADR - American Depositary Receipt.
      GDR - Global Depositary Receipt.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        EXHIBIT NO.       DESCRIPTION OF EXHIBIT

        11(a)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Technology Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: December 28, 2004

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: December 28, 2004